Notes to unaudited condensed consolidated interim statement of profit and loss and other comprehensive income - Segment reporting (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Notes to consolidated statement of profit and loss and other comprehensive income
Revenue from external customers	€ 17,910	€ 22,448
Non-current assets	4,259		€ 4,104
Netherlands
Notes to consolidated statement of profit and loss and other comprehensive income
Revenue from external customers	214	284
Denmark
Notes to consolidated statement of profit and loss and other comprehensive income
Revenue from external customers	859	4,213
Switzerland
Notes to consolidated statement of profit and loss and other comprehensive income
Revenue from external customers	527	1,574
United States
Notes to consolidated statement of profit and loss and other comprehensive income
Revenue from external customers		26
Luxembourg
Notes to consolidated statement of profit and loss and other comprehensive income
Revenue from external customers	€ 16,310	€ 16,351